S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Aug. 06, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	officers and directors
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	Pablo Mineo Tsutsumi Acuña is the manager of our sponsor. Our officers and directors, as well as the non-managing members, will hold membership interests, directly or indirectly, in our sponsor. No other person has a direct or indirect material interest in our sponsor.